Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Results Of Operations Details
Total interest income	$ 2,643	$ 2,387	$ 2,025	$ 2,045	$ 2,074	$ 2,065	$ 2,095	$ 2,085	$ 9,100	$ 8,319
Total interest expense	304	270	259	249	270	274	285	321	1,082	1,150
Net Interest Income - Before provision for loan losses	2,339	2,117	1,766	1,796	1,804	1,791	1,810	1,764	8,018	7,169
Provision for Loan Losses (Note 4)	11	257		16	265	32	196	144	284	637
Total other income	574	2,224	344	336	401	459	465	440	3,478	1,765
Total operating expenses	2,582	2,470	2,016	1,895	2,132	2,036	2,082	1,992	8,963	8,242
Income (Loss) - before income tax expense	320	1,614	94	221	(192)	182	(3)	68	2,249	55
Income tax expense (Note 9)
Net income (loss)	$ 320	$ 1,614	$ 94	$ 221	$ (192)	$ 182	$ (3)	$ 68	$ 2,249	$ 55
Net Income per share - Basic	$ 0.11	$ 0.48	$ 0.03	$ 0.08	$ (0.07)	$ 0.06		$ 0.02	$ 0.7	$ 0.02
Net income per share - diluted	$ 0.11	$ 0.48	$ 0.03	$ 0.08	$ (0.07)	$ 0.06		$ 0.02	$ 0.7	$ 0.02
Weighted Average Number of Shares	3,019	3,370	2,884	2,884	2,884	2,884	2,884	2,884
Dividends per common share	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02				$ 0.08	$ 0.02